LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-Term Debt [Line Items]
Long-term debt, net	$ 4,060,917	$ 3,557,562
Current portion of long-term debt, net	(395,547)	(51,032)
Non current portion of long-term debt, net	3,665,370	3,506,530
Total Credit Facility [Member] | 2015 Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	1,471,466	426,692
Total Credit Facility [Member] | 2016 Studio City Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	128	129
Term Loan Facility [Member] | Aircraft Term Loan [Member]
Long-Term Debt [Line Items]
Long-term debt, net	3,503	10,167
Senior Notes [Member] | 2012 Studio City Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	421,564	815,253
Senior Notes [Member] | Philippine Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	0	149,424
Senior Notes [Member] | 2017 Senior Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	977,096	974,179
2016 Studio City Secured Notes [Member] | 2016 7.250% SC Secured Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	839,420	836,298
2016 Studio City Secured Notes [Member] | 2016 5.875% SC Secured Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	$ 347,740	$ 345,420